LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
SCHEDULE OF LEASE EXPENSE	The components of lease expense were as follows:
	Three Months Ended
	March 31,
	2024	2023
Lease cost:
Operating lease cost	$60,444	$90,666
The components of lease expense were as follows:
	Year Ended
	December 31
	2023	2022
Lease cost:
Operating lease cost	$362,664	$362,664
	$362,664	$362,664

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases was as follows:

	Three Months Ended
	March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$62,410	$91,627

Weighted-average remaining lease term - operating leases (year)	-	0.92
Weighted-average discount rate — operating leases	-	3.35%

Supplemental cash flow information related to leases was as follows:

	Year Ended
	December 31
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$372,473	$350,608

Weighted-average remaining lease term - operating leases (year)	0.16	1.16
Weighted-average discount rate — operating leases	3.35%	3.35%

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO LEASES

Supplemental balance sheet information related to leases was as follows:

	March 31,	December 31,
	2024	2023
Operating lease right-of-use asset	$-	$60,357

Operating lease liabilities:
Current portion	$-	$62,323
Non-current portion	-	-
	$-	$62,323

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2023	2022
Operating lease right-of-use asset	$60,357	$415,285

Operating lease liabilities:
Current portion	$62,323	$364,738
Non-current portion	-	62,323
	$62,323	$427,061

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS
Future minimum lease payments as of December 31, 2023:
Year ended December31,
2024	$62,411
Thereafter	-
$62,411
Less imputed interest	(88)
Operating lease liabilities	$62,323